Components of Other Operating Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of Other Operating Income [Line Items]
Loan Service Fees	$ 64.5	$ 68.9	$ 60.3
Banking Service Fees	55.0	54.9	57.3
Other Income	35.4	34.3	28.7
Total Other Operating Income	$ 154.9	$ 158.1	$ 146.3